Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member]	Nov. 30, 2006 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2013 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2013 Notes [Member]	Sep. 30, 2008 Senior Notes [Member] 2016 Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 2016 Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2016 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2016 Notes [Member]	Oct. 31, 2012 Senior Notes [Member] 2020 Notes [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member]	Mar. 31, 2013 Sabine Pass LNG, LP [Member] 2016 Notes [Member]	Mar. 31, 2013 Sabine Pass LNG, LP [Member] 2020 Notes [Member]	Mar. 31, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Mar. 31, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] 2020 Notes [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] 2020 Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount								$ 2,032,000,000		$ 550,000,000				$ 1,482,000,000	$ 420,000,000	$ 2,216,000,000	$ 1,665,500,000	$ 420,000,000				$ 420,000,000
Debt Instrument, Interest Rate, Stated Percentage										7.25%				7.50%	6.50%		7.50%	6.50%
Gains (Losses) on Extinguishment of Debt			(42,587,000)	0	0				(42,587,000)
Redemption of Debt Instrument, Percentage												100.00%	100.00%								0.00%
Debt Instrument, Increase, Additional Borrowings											183,500,000
Percentage of debt principal												1.00%	1.00%
Debt instrument fixed charge coverage ratio																			2	2
Distribution Made to Member or Limited Partner, Cash Distributions Paid	76,702,000	69,383,000	333,453,000	313,619,000	374,835,000	69,400,000	374,800,000												76,700,000
Percentage if 2020 Notes Outstanding																					65.00%
Redemption Premium												$ 0	$ 0								$ 1.065